Stockholders' Equity - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options, Number of Options [Roll Forward]
Outstanding, beginning of period (in shares)	88	136	51
Granted (in shares)	42		94
Forfeited (in shares)	(3)	(48)	(9)
Outstanding, end of period (in shares)	127	88	136	51
Exercisable (in shares)	75
Stock Options, Exercise Price per Share [Roll Forward]
Granted (in dollars per share)	$ 84.00		$ 6,664
Forfeited (in dollars per share)	6,664.00
Stock Options, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (in dollars per share)	12,815.73	$ 42,840.00	132,328.00
Granted (in dollars per share)	84.00		6,664.00
Forfeited (in dollars per share)	6,664.00	8,382.50	168,056.00
Outstanding, beginning of period (in dollars per share)	8,750.55	$ 12,815.73	$ 42,840.00	$ 132,328.00
Exercisable (in dollars per share)	$ 13,882.03
Stock Options, Weighted Average Remaining Life Years [Abstract]
Outstanding	7 years 9 months 14 days	7 years 10 months 24 days	8 years 11 months 12 days	8 years 9 months 29 days
Exercisable	7 years 1 month 6 days
Minimum [Member]
Stock Options, Exercise Price per Share [Roll Forward]
Outstanding, beginning of period (in dollars per share)	$ 6,644	$ 6,664	$ 6,944
Forfeited (in dollars per share)		6,664	6,664
Outstanding, end of period (in dollars per share)	84.00	6,644	6,664	$ 6,944
Exercisable (in dollars per share)	6,664.00
Maximum [Member]
Stock Options, Exercise Price per Share [Roll Forward]
Outstanding, beginning of period (in dollars per share)	1,326,080	1,372,672	1,372,672
Forfeited (in dollars per share)		190,848	949,760
Outstanding, end of period (in dollars per share)	381,696.00	$ 1,326,080	$ 1,372,672	$ 1,372,672
Exercisable (in dollars per share)	$ 381,696.00